Parent Only Financial Information (Details) - Schedule of Condensed Balance Sheets (Parentheticals) - AGBA Group Holding Ltd. [Member] - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	68,661,998	58,376,985
Ordinary shares, shares outstanding	68,661,998	58,376,985